VIRTUS Duff & Phelps Water Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—98.5%
Australia—1.0%
Reliance Worldwide Corp., Ltd.	3,181,427	$ 6,412
Brazil—1.1%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	700,000	7,462
Canada—3.7%
Stantec, Inc.	521,700	24,999
China—1.0%
China Water Affairs Group Ltd.	8,500,000	7,024
France—6.3%
Veolia Environnement S.A.	1,663,809	42,745
Japan—1.8%
Kurita Water Industries Ltd.	294,600	12,256
Netherlands—1.6%
Arcadis N.V.	283,414	11,134
Switzerland—3.3%
Geberit AG Registered Shares	26,404	12,436
Georg Fischer AG Registered Shares	164,238	10,053
		22,489

United Kingdom—12.7%
Halma plc	339,532	8,103
Pennon Group plc	1,440,024	15,468
Pentair plc	244,900	11,016
Severn Trent plc	1,292,272	41,416
United Utilities Group plc	865,625	10,375
		86,378

	Shares	Value

United States—66.0%
Advanced Drainage Systems, Inc.	145,200	$ 11,902
AECOM	172,400	14,642
Agilent Technologies, Inc.	60,600	9,069
American Water Works Co., Inc.	353,600	53,896
Badger Meter, Inc.	152,500	16,627
Core & Main, Inc. Class A(1)	620,000	11,972
Danaher Corp.	165,200	43,847
Deere & Co.	26,000	11,148
Ecolab, Inc.	94,200	13,712
Essential Utilities, Inc.	997,048	47,589
Evoqua Water Technologies Corp.(1)	394,800	15,634
Fortune Brands Innovations, Inc.	127,200	7,264
Franklin Electric Co., Inc.	121,700	9,706
IDEX Corp.	104,200	23,792
Lindsay Corp.	107,000	17,425
Mueller Water Products, Inc. Class A	640,800	6,895
SJW Group	98,239	7,976
Tetra Tech, Inc.	207,000	30,054
Thermo Fisher Scientific, Inc.	18,500	10,188
Valmont Industries, Inc.	51,000	16,864
Waste Management, Inc.	73,700	11,562
Xylem, Inc.	365,000	40,358
Zurn Elkay Water Solutions Corp.	794,100	16,795
		448,917

Total Common Stocks (Identified Cost $514,891)		669,816

Total Long-Term Investments—98.5% (Identified Cost $514,891)		669,816

	Shares	Value

Short-Term Investment—0.7%
Money Market Mutual Fund—0.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.033%)(2)	4,637,442	$ 4,637
Total Short-Term Investment (Identified Cost $4,637)		4,637

TOTAL INVESTMENTS—99.2% (Identified Cost $519,528)		$674,453
Other assets and liabilities, net—0.8%		5,326
NET ASSETS—100.0%		$679,779

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	67%
United Kingdom	13
France	6
Canada	4
Switzerland	3
Japan	2
Netherlands	2
Other	3
Total	100%
† % of total investments as of December 31, 2022.
The following table summarizes the value of the Fund’s investments as of December 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$669,816	$669,816
Money Market Mutual Fund	4,637	4,637
Total Investments	$674,453	$674,453
There were no securities valued using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2022.
There were no transfers into or out of Level 3 related to securities held at December 31, 2022.
See Notes to Schedule of Investments

VIRTUS Duff & Phelps Water Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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